Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income (Loss) Balances, Net of Tax
The following is a summary of the accumulated other comprehensive income (loss) balances, net of tax:

	December 31, 2020
(dollars in thousands)	Balance at 12/31/2019	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2020	Balance at 12/31/2020

Net unrealized holding loss on securities available for sale, net of tax	$286	7,755	(855)	6,900	7,186
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	4,840	1,244	-	1,244	6,084
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax	(665)	-	(669)	(669)	(1,334)

Accumulated other comprehensive income (loss), net of tax	4,461	8,999	(1,524)	7,475	11,936

	December 31, 2019
(dollars in thousands)	Balance at 12/31/2018	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2019	Balance at 12/31/2019

Net unrealized holding loss on securities available for sale, net of tax	$(10,416)	10,702	-	10,702	286
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	423	4,417	-	4,417	4,840
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax	(316)	-	(349)	(349)	(665)

Accumulated other comprehensive (loss) income, net of tax	(10,309)	15,119	(349)	14,770	4,461

	December 31, 2018
(dollars in thousands)	Balance at 12/31/2017	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2018	Balance at 12/31/2018

Net unrealized holding loss on securities available for sale, net of tax	$(5,030)	(3,944)	-	(3,944)	(8,974)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	3,054	(2,727)	-	(2,727)	327
Net change in net actuarial loss (gain) and prior service cost (credit) on pension and pension and postretirement benefit plans, net of tax	170	-	(486)	(486)	(316)
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained	-	-	(1,346)	-	(1,346)

Accumulated other comprehensive loss, net of tax	$(1,806)	(6,671)	(1,832)	(7,157)	(10,309)

Reclassifications out of Accumulated Other Comprehensive Income (Loss)
 The following represents the reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018:

(dollars in thousands)	Years ended December 31,
	2020	2019	2018	Affected Line Item in Financial Statements
Unrealized gains on securities available for sale:
Realized gain on securities transactions	$1,155	-	-	Net gain on securities transactions
Income tax expense	(300)	-	-	Income taxes
Net of tax	855	-	-

Amortization of pension and postretirement benefit items:
Amortization of net actuarial gain	708	274	556	Salaries and employee benefits
Amortization of prior service credit	196	197	100	Salaries and employee benefits
Income tax benefit	(235)	(122)	(170)	Income taxes
Net of tax	669	349	486

Total reclassifications, net of tax	$1,524	349	486